UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2015

MFS® GOVERNMENT MARKETS INCOME TRUST

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 102.1%
U.S. Bonds - 97.3%
Agency - Other - 7.2%
Financing Corp., 10.7%, 10/06/17	$4,095,000	$4,917,764
Financing Corp., 9.4%, 2/08/18	3,085,000	3,699,350
Financing Corp., 10.35%, 8/03/18	3,820,000	4,806,282

		$13,423,396
Asset-Backed & Securitized - 4.7%
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/49	$1,000,000	$1,059,952
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,200,000	1,240,858
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.667%, 12/17/18	238,951	239,145
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	1,307,925	1,351,297
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	327,000	326,719
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	348,773	368,593
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/39	398,459	409,181
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.147%, 9/15/39	378,313	401,228
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	486,835	499,808
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	554,421	589,538
CWCapital LLC, 5.223%, 8/15/48	814,995	840,881
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51	39,571	39,590
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	1,000,000	1,052,882
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49	431,000	447,578

		$8,867,250
Building - 0.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$82,000	$81,120

Business Services - 0.5%
Fidelity National Information Services, Inc., 3.875%, 6/05/24	$1,000,000	$933,358

Cable TV - 0.8%
CCO Safari II LLC, 4.908%, 7/23/25 (n)	$242,000	$239,700
Comcast Corp., 4.2%, 8/15/34	96,000	93,843
Time Warner Cable, Inc., 8.25%, 4/01/19	1,000,000	1,169,533
Time Warner Cable, Inc., 4.5%, 9/15/42	100,000	80,164

		$1,583,240
Chemicals - 0.3%
Dow Chemical Co., 8.55%, 5/15/19	$500,000	$603,944

Computer Software - Systems - 0.1%
Apple, Inc., 4.375%, 5/13/45	$121,000	$119,961

Energy - Independent - 0.0%
Hess Corp., 8.125%, 2/15/19	$30,000	$34,956

Food & Beverages - 0.7%
J.M. Smucker Co., 4.25%, 3/15/35 (n)	$189,000	$176,333
Kraft Foods Group, Inc., 6.125%, 8/23/18	960,000	1,065,619
Kraft Heinz Co., 5.2%, 7/15/45 (n)	120,000	126,124
Tyson Foods, Inc., 5.15%, 8/15/44	38,000	38,969

		$1,407,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Food & Drug Stores - 0.3%
CVS Health Corp., 3.5%, 7/20/22	$277,000	$282,452
CVS Health Corp., 5.125%, 7/20/45	270,000	288,559

		$571,011
Forest & Paper Products - 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	$153,000	$149,756

Insurance - 0.1%
American International Group, Inc., 4.7%, 7/10/35	$108,000	$108,842

Insurance - Health - 0.4%
UnitedHealth Group, Inc., 4.625%, 7/15/35	$672,000	$703,002

Insurance - Property & Casualty - 0.1%
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	$99,000	$94,356

Local Authorities - 1.0%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$580,000	$722,338
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	32,000	44,106
State of California (Build America Bonds), 7.6%, 11/01/40	420,000	619,055
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	450,000	544,086

		$1,929,585
Major Banks - 1.1%
Bank of America Corp., 7.625%, 6/01/19	$170,000	$200,962
Goldman Sachs Group, Inc., 3.625%, 1/22/23	446,000	448,344
Goldman Sachs Group, Inc., 4.8%, 7/08/44	94,000	95,259
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	750,000	773,859
Morgan Stanley, 3.875%, 4/29/24	221,000	224,514
Morgan Stanley, 4%, 7/23/25	133,000	135,743
Morgan Stanley, 4.3%, 1/27/45	81,000	76,435
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	100,000	100,375

		$2,055,491
Medical & Health Technology & Services - 0.1%
Becton, Dickinson and Co., 4.685%, 12/15/44	$179,000	$176,259
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	106,000	96,757

		$273,016
Medical Equipment - 0.4%
Medtronic, Inc., 4.625%, 3/15/45	$237,000	$242,340
Zimmer Holdings, Inc., 4.45%, 8/15/45	607,000	549,289

		$791,629
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$500,000	$382,500

Midstream - 1.0%
Energy Transfer Partners LP, 5.15%, 3/15/45	$220,000	$185,403
Enterprise Products Operating LLC, 3.9%, 2/15/24	29,000	28,299
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	1,000,000	1,119,694
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	358,000	298,692
Sunoco Logistics Partners LP, 5.35%, 5/15/45	220,000	187,865

		$1,819,953

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - 47.4%
Fannie Mae, 4%, 9/01/40 - 7/01/43	$826,108	$880,301
Fannie Mae, 5.439%, 11/01/15	216,018	215,870
Fannie Mae, 5.436%, 2/01/16	261,257	263,805
Fannie Mae, 5.845%, 6/01/16	62,914	63,830
Fannie Mae, 6.5%, 11/01/16 - 2/01/37	965,285	1,124,809
Fannie Mae, 5.09%, 12/01/16	482,021	502,273
Fannie Mae, 5.05%, 1/01/17	482,460	499,803
Fannie Mae, 5.3%, 4/01/17	523,655	546,480
Fannie Mae, 1.9%, 6/01/17	159,248	160,835
Fannie Mae, 6%, 8/01/17 - 7/01/37	1,737,127	1,962,767
Fannie Mae, 5.5%, 9/01/17 - 3/01/38	5,703,929	6,392,747
Fannie Mae, 4.88%, 3/01/20	153,223	165,237
Fannie Mae, 2.41%, 5/01/23	132,680	132,598
Fannie Mae, 2.55%, 5/01/23	114,285	115,251
Fannie Mae, 2.59%, 5/01/23	72,203	72,986
Fannie Mae, 3%, 4/01/27 - 4/01/30	784,230	815,744
Fannie Mae, 2.5%, 5/01/28 - 5/01/30	476,685	486,351
Fannie Mae, 5%, 6/01/35 - 3/01/42	935,105	1,034,483
Fannie Mae, 4.5%, 1/01/40 - 4/01/44	5,746,527	6,248,035
Fannie Mae, 4%, 2/01/41 - 2/01/45	8,890,784	9,480,812
Fannie Mae, 3.5%, 4/01/43	703,076	730,930
Fannie Mae, TBA, 3%, 9/01/30 - 9/01/45	2,146,531	2,208,440
Fannie Mae, TBA, 3.5%, 9/01/45	1,319,000	1,368,164
Freddie Mac, 4%, 4/01/44 - 9/01/44	1,680,590	1,786,080
Freddie Mac, 1.426%, 8/25/17	1,112,000	1,119,272
Freddie Mac, 2.699%, 5/25/18	800,000	825,513
Freddie Mac, 2.412%, 8/25/18	1,152,000	1,183,959
Freddie Mac, 2.303%, 9/25/18	275,000	281,386
Freddie Mac, 2.323%, 10/25/18	499,000	510,907
Freddie Mac, 2.13%, 1/25/19	1,575,000	1,603,059
Freddie Mac, 5.085%, 3/25/19	752,000	837,135
Freddie Mac, 2.456%, 8/25/19	383,000	394,369
Freddie Mac, 4.186%, 8/25/19	600,000	652,162
Freddie Mac, 3.808%, 8/25/20	219,000	236,707
Freddie Mac, 3.034%, 10/25/20	291,000	304,231
Freddie Mac, 2.856%, 1/25/21	400,000	415,218
Freddie Mac, 6%, 5/01/21 - 10/01/38	885,402	1,008,491
Freddie Mac, 2.791%, 1/25/22	517,000	531,137
Freddie Mac, 2.682%, 10/25/22	189,000	191,118
Freddie Mac, 2.51%, 11/25/22	496,000	495,542
Freddie Mac, 3.32%, 2/25/23	433,000	454,185
Freddie Mac, 3.3%, 4/25/23	429,471	449,116
Freddie Mac, 3.06%, 7/25/23	181,000	185,913
Freddie Mac, 3.458%, 8/25/23	367,000	386,534
Freddie Mac, 4.5%, 9/01/24 - 8/01/40	1,036,935	1,124,300
Freddie Mac, 5.5%, 10/01/24 - 6/01/36	1,211,778	1,351,124
Freddie Mac, 2.67%, 12/25/24	827,000	815,095
Freddie Mac, 2.811%, 1/25/25	642,000	637,893
Freddie Mac, 3.329%, 5/25/25	678,000	703,216
Freddie Mac, 2.5%, 5/01/28 - 7/01/28	4,585,301	4,700,108
Freddie Mac, 6.5%, 5/01/37	248,564	290,340
Freddie Mac, 5%, 4/01/40	3,098,834	3,417,950
Freddie Mac, 3.5%, 5/01/42 - 7/01/43	5,598,382	5,817,315
Freddie Mac, 3%, 4/01/43 - 5/01/43	2,231,942	2,250,762

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 4%, 11/01/43	$445,174	$472,741
Freddie Mac, TBA, 3%, 10/01/30	2,704,000	2,797,435
Freddie Mac, TBA, 4.5%, 9/01/45	524,831	567,925
Freddie Mac, TBA, 3.5%, 10/01/45	1,140,000	1,177,240
Ginnie Mae, 5.5%, 7/15/33 - 1/20/42	1,592,076	1,820,273
Ginnie Mae, 4%, 8/15/40 - 1/20/45	3,484,901	3,701,839
Ginnie Mae, 4.5%, 9/20/41	334,493	363,475
Ginnie Mae, 3.5%, 4/15/42 - 7/20/43	4,116,660	4,310,705
Ginnie Mae, 3%, 7/20/43	1,063,794	1,084,738
Ginnie Mae, 5.612%, 4/20/58	124,165	126,168
Ginnie Mae, 6.357%, 4/20/58	88,836	92,552
Ginnie Mae, TBA, 3.5%, 9/01/45 - 10/01/45	2,021,000	2,102,514

		$89,050,293
Municipals - 0.4%
New York Dormitory Authority Rev., State Personal Income Tax (General Purpose), “E”, 5%, 2/15/24	$585,000	$705,996

Network & Telecom - 1.6%
AT&T, Inc., 4.75%, 5/15/46	$110,000	$100,267
Verizon Communications, Inc., 5.05%, 3/15/34	1,500,000	1,492,925
Verizon Communications, Inc., 6.55%, 9/15/43	1,200,000	1,421,388

		$3,014,580
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/45	$130,000	$117,599

Other Banks & Diversified Financials - 0.9%
Capital One Bank (USA) N.A., 3.375%, 2/15/23	$336,000	$319,558
Citigroup, Inc., 8.5%, 5/22/19	80,000	96,603
Citigroup, Inc., 3.75%, 6/16/24	223,000	224,981
Discover Bank, 4.25%, 3/13/26	1,000,000	991,235

		$1,632,377
Pharmaceuticals - 0.8%
AbbVie, Inc., 4.7%, 5/14/45	$1,000,000	$966,342
Actavis Funding SCS, 4.55%, 3/15/35	261,000	239,945
Actavis Funding SCS, 4.85%, 6/15/44	272,000	248,793
Gilead Sciences, Inc., 4.5%, 2/01/45	82,000	81,307

		$1,536,387
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 3.875%, 8/15/24	$267,000	$257,587

Real Estate - Retail - 0.1%
DDR Corp., REIT, 3.625%, 2/01/25	$122,000	$114,795

Retailers - 0.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$495,000	$475,861

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/44	$158,000	$189,346

Tobacco - 0.9%
Altria Group, Inc., 9.25%, 8/06/19	$55,000	$68,137
Altria Group, Inc., 4%, 1/31/24	14,000	14,234

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Tobacco - continued
Imperial Tobacco Finance PLC, 3.75%, 7/21/22 (n)	$266,000	$263,556
Reynolds American, Inc., 8.125%, 6/23/19 (n)	583,000	687,542
Reynolds American, Inc., 4%, 6/12/22	295,000	303,123
Reynolds American, Inc., 4.45%, 6/12/25	276,000	283,617
Reynolds American, Inc., 5.85%, 8/15/45	94,000	101,220

		$1,721,429
Transportation - Services - 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	$34,000	$34,188

U.S. Government Agencies and Equivalents - 3.9%
Aid-Egypt, 4.45%, 9/15/15	$1,755,000	$1,757,485
Aid-Tunisia, 2.452%, 7/24/21	235,000	240,575
Aid-Ukraine, 1.844%, 5/16/19	444,000	447,046
Aid-Ukraine, 1.847%, 5/29/20	330,000	332,618
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	443,000	449,275
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	418,000	431,456
Private Export Funding Corp., 2.25%, 3/15/20	86,000	87,070
Private Export Funding Corp., 2.3%, 9/15/20	360,000	363,339
Private Export Funding Corp., 1.875%, 7/15/18	460,000	466,270
Small Business Administration, 6.35%, 4/01/21	117,915	127,804
Small Business Administration, 6.34%, 5/01/21	95,229	103,527
Small Business Administration, 6.44%, 6/01/21	102,201	111,541
Small Business Administration, 6.625%, 7/01/21	96,960	106,264
Small Business Administration, 5.52%, 6/01/24	202,901	222,260
Small Business Administration, 2.21%, 2/01/33	274,983	270,351
Small Business Administration, 2.22%, 3/01/33	481,864	477,297
Small Business Administration, 3.15%, 7/01/33	395,930	410,273
Small Business Administration, 3.62%, 9/01/33	373,524	396,614
Tennessee Valley Authority, 1.75%, 10/15/18	292,000	296,591
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	39,000	39,321
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	113,000	115,935

		$7,252,912
U.S. Treasury Obligations - 21.6%
U.S. Treasury Bonds, 5.25%, 2/15/29	$1,448,000	$1,913,736
U.S. Treasury Bonds, 4.75%, 2/15/37	336,000	448,582
U.S. Treasury Bonds, 4.375%, 2/15/38	4,842,000	6,143,413
U.S. Treasury Bonds, 4.5%, 8/15/39	5,097,100	6,567,629
U.S. Treasury Bonds, 3.125%, 2/15/43	453,700	469,225
U.S. Treasury Bonds, 2.875%, 5/15/43	1,697,100	1,672,129
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	3,825,106	3,674,493
U.S. Treasury Notes, 0.875%, 12/31/16	550,000	552,309
U.S. Treasury Notes, 4.75%, 8/15/17 (f)	1,603,000	1,726,543
U.S. Treasury Notes, 2.625%, 4/30/18	2,272,000	2,369,478
U.S. Treasury Notes, 2.75%, 2/15/19	1,654,000	1,738,466
U.S. Treasury Notes, 3.125%, 5/15/19	300,000	319,649
U.S. Treasury Notes, 1%, 6/30/19	3,593,000	3,549,022
U.S. Treasury Notes, 2.625%, 8/15/20	162,000	169,976
U.S. Treasury Notes, 3.125%, 5/15/21	5,026,000	5,399,025
U.S. Treasury Notes, 1.75%, 5/15/22	508,000	502,861
U.S. Treasury Notes, 2.5%, 8/15/23	2,031,000	2,096,717
U.S. Treasury Notes, 2.75%, 2/15/24	827,000	868,372

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.5%, 5/15/24	$438,000	$450,467

		$40,632,092
Total U.S. Bonds		$182,668,853

Foreign Bonds - 4.8%
Brazil - 0.1%
Federative Republic of Brazil, 5.625%, 1/07/41	$162,000	$144,180
Vale Overseas Ltd., 6.875%, 11/10/39	165,000	140,333

		$284,513
Canada - 0.2%
Teck Resources Ltd., 6%, 8/15/40	$200,000	$134,000
Teck Resources Ltd., 5.4%, 2/01/43	300,000	195,349

		$329,349
Chile - 0.7%
E.CL S.A., 5.625%, 1/15/21	$566,000	$616,548
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	20,000	20,199
Empresa Nacional del Petroleo, 6.25%, 7/08/19	214,000	235,223
GNL Quintero S.A., 4.634%, 7/31/29 (n)	200,000	195,267
Transelec S.A., 4.25%, 1/14/25	200,000	198,903

		$1,266,140
China - 0.6%
Baidu, Inc., 3.25%, 8/06/18	$240,000	$244,097
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	226,000	238,676
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)	690,000	727,270

		$1,210,043
Iceland - 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)	$215,000	$220,206

Kazakhstan - 0.1%
Republic of Kazakhstan, 5.125%, 7/21/25 (n)	$201,000	$196,226

Malaysia - 0.1%
Petronas Capital Ltd., 7.875%, 5/22/22	$185,000	$231,183

Mexico - 1.5%
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)	$299,000	$291,525
Comision Federal de Electricidad, 4.875%, 5/26/21	277,000	291,889
Pemex Project Funding Master Trust, 5.75%, 3/01/18	160,000	171,800
Petroleos Mexicanos, 8%, 5/03/19	228,000	262,234
Petroleos Mexicanos, 6%, 3/05/20	202,000	220,079
Petroleos Mexicanos, 5.5%, 1/21/21	130,000	139,425
Petroleos Mexicanos, 4.875%, 1/18/24	95,000	94,715
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	15,000	14,189
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	35,000	30,284
Petroleos Mexicanos, 5.625%, 1/23/46 (n)	23,000	20,470
Southern Copper Corp., 5.875%, 4/23/45	80,000	68,711
United Mexican States, 3.625%, 3/15/22	1,164,000	1,166,910

		$2,772,231

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Netherlands - 0.4%
ING Bank N.V., 5.8%, 9/25/23 (n)	$769,000	$832,250

Peru - 0.3%
El Fondo Mivivienda S.A., 3.5%, 1/31/23	$226,000	$213,853
Republic of Peru, 8.75%, 11/21/33	180,000	262,350

		$476,203
Romania - 0.1%
Republic of Romania, 4.375%, 8/22/23 (n)	$36,000	$37,523
Republic of Romania, 4.875%, 1/22/24 (n)	58,000	62,568

		$100,091
Russia - 0.1%
LUKOIL International Finance B.V., 4.563%, 4/24/23	$213,000	$185,715

Slovakia - 0.4%
Republic of Slovakia, 4.375%, 5/21/22 (n)	$639,000	$709,098

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC, 6%, 12/19/23	$124,000	$132,407

Uruguay - 0.0%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$71,000	$73,219
Total Foreign Bonds		$9,018,874
Total Bonds		$191,687,727

Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	5,411,164	$5,411,164
Total Investments		$197,098,891

Other Assets, Less Liabilities - (5.0)%		(9,433,788)
Net Assets - 100.0%		$187,665,103

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,197,351, representing 2.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/15

Futures Contracts at 8/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	42	$6,494,250	December - 2015	$16,916
U.S. Treasury Note 10 yr (Short)	USD	25	3,176,563	December - 2015	691
U.S. Treasury Ultra Bond (Short)	USD	14	2,217,688	December - 2015	4,982

					$22,589

At August 31, 2015, the fund had liquid securities with an aggregate value of $249,880 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$61,308,400	$—	$61,308,400
Non-U.S. Sovereign Debt	—	5,952,916	—	5,952,916
Municipal Bonds	—	705,996	—	705,996
U.S. Corporate Bonds	—	22,284,012	—	22,284,012
Residential Mortgage-Backed Securities	—	89,050,293	—	89,050,293
Commercial Mortgage-Backed Securities	—	8,628,105	—	8,628,105
Asset-Backed Securities (including CDOs)	—	239,145	—	239,145
Foreign Bonds	—	3,518,860	—	3,518,860
Mutual Funds	5,411,164	—	—	5,411,164
Total Investments	$5,411,164	$191,687,727	$—	$197,098,891

Other Financial Instruments
Futures Contracts	$22,589	$—	$—	$22,589

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$193,012,212
Gross unrealized appreciation	8,528,652
Gross unrealized depreciation	(4,441,973)
Net unrealized appreciation (depreciation)	$4,086,679

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,361,860	30,724,838	(40,675,534)	5,411,164

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,298	$5,411,164

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2015

*	Print name and title of each signing officer under his or her signature.